Provisions for employee benefits (Details 5)	Dec. 31, 2017	Dec. 31, 2016
TFR [Member]
Statement Line Items [Line Items]
Discount rate	1.50%	1.00%
Rate of compensation increase	2.50%	2.00%
Rate of price inflation	1.50%	1.00%
Foreign defined benefit plans [Member] | Bottom Of Range [Member]
Statement Line Items [Line Items]
Discount rate	0.60%	0.60%
Rate of compensation increase	1.50%	1.00%
Rate of price inflation	0.60%	0.60%
Foreign defined benefit plans [Member] | Top Of Range [Member]
Statement Line Items [Line Items]
Discount rate	15.50%	17.50%
Rate of compensation increase	13.50%	15.00%
Rate of price inflation	14.80%	13.50%
FISDE and other foreign medical plans [Member]
Statement Line Items [Line Items]
Discount rate	1.50%	1.00%
Rate of price inflation	1.50%	1.00%
Other benefit plans [Member] | Bottom Of Range [Member]
Statement Line Items [Line Items]
Discount rate	0.00%	0.00%
Other benefit plans [Member] | Top Of Range [Member]
Statement Line Items [Line Items]
Discount rate	1.50%	1.00%
Rate of price inflation	1.50%	1.00%